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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: March 31

Date of reporting period: April l, 2008 to September 30, 2008

Semi-Annual Report

September 30, 2008

ING Money Market Fund

Classes A, B, C, I, and O

E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

F U N D S

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You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies, related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Dear shareholders,

We are in the midst of one of the most challenging periods ever faced by investors and we at ING Funds are aware of the anxiety that you may be feeling at this time.

I want to assure you that we are actively engaged in monitoring the situation and are committed to keeping you fully informed of how the rapidly unfolding events around us may impact your investments with our company.

We recognize that the confidence of many investors is being tested, perhaps as never before. It is understandable that some of you may be second guessing your investment strategy due to these recent events. We encourage you to work with your investment professional and seek out their advice about your portfolio in light of the current conditions. But we also urge investors not to make rash decisions. ING Funds still believes that a well-diversified, globally allocated portfolio remains the most effective investment strategy of all. We ask that investors not lose sight of their commitment to the long-term.

We thank you for your support and confidence and we look forward to continuing to do business with you in the future.

Sincerely,

Shaun Mathews,

President

ING Funds

October 17, 2008

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

For more complete information, or to obtain a prospectus for any ING Fund, please call your investment professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

MARKET PERSPECTIVE:  SIX MONTHS ENDED SEPTEMBER 30, 2008

For a while, as our new fiscal year got under way, it seemed as if the worst had passed. Bear Stearns’ forced sale to JP Morgan had proved that some market players were indeed too connected to fail. The Federal Reserve Board (the “Fed”), which had been reducing rates since August, had then cut the discount rate further, by 100 basis points to 2.5% and the federal funds rate by 75 basis points to 2.25%, following this up by opening the discount window to other primary dealers. The improved sentiment was sustained by another federal funds rate cut of 0.25%.

But what had really changed? The housing market continued its inexorable slide, with the Standard & Poor’s (“S&P”)/Case-Shiller National U.S. Home Price Index(1) of house prices in 20 major cities down a record 16.3%. New home sales were at the lowest level since early 1991 and one third of existing home sales were distressed. Banks continued to restrict credit and 30-year fixed mortgage rates reached a six-year high. By September, payrolls had declined for eight consecutive months and the unemployment rate rose to 6.1%, a five-year high.

And there were more fireworks in the financial sector.

Government sponsored mortgage lending agencies, specifically, the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), lightly capitalized for their trillions in liabilities, were by any rational assessment, insolvent. The systemic risk to the broader economy was obvious and with their stock prices in free-fall the Treasury took control of Fannie Mae and Freddie Mac on September 7, putting them into “conservatorship” and removing their CEOs.

Lehman Brothers and Merrill Lynch had both declared losses in the billions, due to mortgage securities write downs. The following weekend Lehman Brothers filed for Chapter 11 protection and Merrill Lynch, with official encouragement, was acquired by Bank of America.

Days later, global insurer AIG, in trouble because it insured enormous volumes of bonds (including mortgage related) through credit default swaps, was refused a massive loan from the government. But there was an additional dimension to the emergency, due to the fact that short-term Lehman Brothers and AIG paper was widely-held in money market funds. Fearing that such funds might now turn their backs on commercial credit, the government took a 79.9% stake in AIG, with an $85 billion loan on terms that threatened to wipe out shareholders.

So after more than one year of the credit crisis, nothing that had been tried had worked. The Administration was now in the position of choosing winners and losers among financial institutions. Credit markets faced systemic collapse. A systemic remedy was called for.

On Friday, September 19, 2008, Mr. Paulson proposed a Troubled Asset Relief Plan (“TARP”) under which a $700 billion fund would be set up to buy illiquid mortgage securities from financial institutions. The required new legislation was written with much wrangling in the ten days that followed.

This was a ten-day period with enough news in it to fill a quarter. The last two major independents: Morgan Stanley and Goldman Sachs abandoned the investment banking business model. Washington Mutual, in the biggest bank failure ever, was seized by the Office of Thrift Supervision. Wachovia agreed to sell almost all of its banking business to Citigroup.

On September 29, 2008, Congress sensationally voted down the TARP legislation and the quarter ended with credit markets in a state of atrophy, evidenced by record spreads between commercial interest rates and Treasury yields of comparable terms.

Market movements for the period were defined by the trauma of September.

In US fixed income markets, the Treasury yield curve steepened as investors sought ultimate safety. For the six months ended September 30, 2008, the Treasury Bill yield fell 37 basis points to 0.90%, while the ten-year Treasury Note rose 40 basis points to 3.83%, supported by headline consumer price inflation of 5.4% and increasing calls on the public purse. The Lehman Brothers® U.S. Aggregate Bond (“LBAB”) Index(2) of investment grade bonds returned (1.50)%. But high yield bonds, represented by the Lehman Brothers® High Yield Bond – 2% Issuer Constrained Composite Index(3) returned (6.77)%.

In currencies, the dollar at first continued its weakening trend against the euro. But the tide turned in mid-July and for the whole six months the dollar strengthened by 9.4%. The dollar gained 6.7% on the yen, and 9.8% against the pound.

U.S. equities, represented by the S&P 500® Composite Stock Price Index (“S&P 500® Index”)(4) including dividends, returned (10.90)% for the half-year. Profits for S&P 500® companies suffered their fourth straight quarter of decline, led down by the financials sector. On September 29, 2008, the day the TARP legislation was voted down, the S&P 500® Index

MARKET PERSPECTIVE:  SIX MONTHS ENDED SEPTEMBER 30, 2008

suffered the biggest drop since “Black Monday” in October 1987: 8.8%, before recovering about 60% of this the next day.

In international markets, the Morgan Stanley Capital International (“MSCI”) Japan Index(5) fell 10.0% for the six-month period. The export dependent economy suffered from slowing global demand, while high energy prices and political deadlock sapped domestic confidence. The longest postwar expansion came to an end as a dip in exports led to a decline in gross domestic product (“GDP”) of 0.70% in the second quarter of 2008. The MSCI Europe ex UK® Index(6) slumped 15.3%, beset by sharply falling economic activity and inflation at a 16-year high causing the European Central Bank to raise interest rates. In the final few days of September, governments had to throw life-lines to Belgian insurer Fortis, German property company Hypo and Franco-Belgian bank Dexia. In the UK, the MSCI UK® Index(7) fell 12.6%, as elsewhere lenders were tightening their rules and house price declines were accelerating. In the last two weeks of September the Bank of England force-marched Halifax Bank of Scotland into the arms of Lloyds TSB and nationalized mortgage lender Bradford and Bingley.

(1)  The S&P/Case-Shiller National U.S. Home Price Index tracks the value of single-family housing within the United States. The index is a composite of single-family home price indices for the nine U.S. Census divisions and is calculated quarterly.

(2)  The LBAB Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3)  The Lehman Brothers® High Yield Bond – 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of fixed-income securities.

(4)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6)  The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

ING MONEY MARKET FUND	PORTFOLIO MANAGERS’ REPORT

Investment Type Allocation

as of September 30, 2008

(as a percent of net assets)

Commercial Paper	45.2%
Corporate Bonds/Notes	25.6%
Repurchase Agreements	17.6%
U.S. Government Agency Obligations	7.0%
Certificates Of Deposit	4.7%
Other Assets and Liabilities — Net	(0.1)%

Net Assets	100.0%

Portfolio holdings are subject to change daily.

ING Money Market Fund (the “Fund”) seeks to provide a high level of current income, consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share. The Fund is managed by David S. Yealy, Portfolio Manager of ING Investment Management Co. — the Sub-Adviser.

Portfolio Specifics: The reporting period was one of the most difficult periods on record for money market funds. The seizing up of the credit markets and subsequent loss of confidence in numerous issuers led to unprecedented actions by the Federal Reserve Board (the “Fed”), U.S. Treasury and other major central banks across the globe. The systemic risk and capital market panic that ensued has resulted in a worldwide multi-sector collapse of virtually all risk-based asset prices.

Money market funds were no exception as several funds either “broke the buck” or suspended redemptions. The result was a run on prime money funds as investors sought to redeem their money and move into lower risk Treasury or government money funds or direct government securities. The flight to quality caused the yield on these short-term government securities to drop precipitously while the market for commercial paper and other short-term bank funding evaporated. Asset-backed commercial paper (“ABCP”), which is viewed by the market and the Fed as a safe-haven, was the exception as the Fed agreed to buy back ABCP from money market mutual funds at their cost in order to provide liquidity for the funds to meet the redemptions.

Due to extreme risks in the market we chose to focus on increasing liquidity and reducing risk in the Fund and not on maximizing yield. Daily liquidity was increased from approximately 7% as of June 30, 2008 to over 23% as of September 30, 2008. The increase in daily liquidity was accomplished by investing the proceeds of maturing credit-risk issues into overnight repurchase agreements, instead of the normal practice of buying new securities of those issuers or similar credits out in longer maturities. In addition to the increase in daily liquidity, the Fund maintained an overweight exposure to ABCP at 33% and maintained a 7% U.S. Government agency exposure. These changes allowed us to reduce credit exposure and risk over the period.

Current Outlook & Strategy: We think the recent actions taken by the Fed, the U.S. Treasury and central banks globally will unfreeze inter-bank lending and ultimately lending to corporations and consumers. We believe the government will continue to play a major role in providing short-term funding via the discount window, the various auction facilities, the ABCP purchase program or the new commercial paper purchase program. We expect LIBOR and rates for money market securities to decline over the near term.

We believe money market funds in general should slowly resume buying the commercial paper and CDs of the top-tier issuers that they recently stopped funding. We expect that ABCP with maturities of January 31, 2009 or shorter and repurchase agreements will continue to be the primary Fund holdings in the near-term, as the short-term funding markets attempt to return to normalcy. This is likely to be a slow process. Recent developments do not guarantee it but we believe a return to normalcy has become more likely. We are taking a cautious approach with the Fund. We want to be sure that the recent central bank actions will translate into actual improved market conditions and lending before increasing our exposure to the large, top-tier banks that have received the backing of their central banks and governments. Liquidity and low risk are still our primary objectives, with yield taking either a back seat or waiting for the next train.

Principal Risk Factors: Please see the “Notes to Financial Statements” section for information regarding the Fund’s participation in the U.S. Treasury Department’s Temporary Guarantee Program for money market funds and the Capital Support Agreement that the Fund has entered into.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Fund may differ from that presented for other ING Funds.

The views expressed in this report reflect those of the portfolio managers only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including reinvested dividends, or other distributions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b–1) fees, and other fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2008 to September 30, 2008. The Fund’s expenses are shown without the imposition of any charges. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2008	Ending Account Value September 30, 2008	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2008*
Actual Fund Return
Class A	$1,000.00	$1,010.60	0.63%	$3.18
Class B	1,000.00	1,005.50	1.63	8.19
Class C	1,000.00	1,010.60	0.63	3.18
Class I	1,000.00	1,010.60	0.63	3.18
Class O	1,000.00	1,010.60	0.63	3.18
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,021.91	0.63%	$3.19
Class B	1,000.00	1,016.85	1.63	8.24
Class C	1,000.00	1,021.91	0.63	3.19
Class I	1,000.00	1,021.91	0.63	3.19
Class O	1,000.00	1,021.91	0.63	3.19

*	Expenses are equal to the Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2008 (UNAUDITED)

ASSETS:
Short-term investments at amortized cost	$304,942,727
Affiliated investments, at value	727,498
Short-term investments at fair value*	260,000
Repurchase agreements	65,677,000
Cash	28,895
Receivables:
Fund shares sold	1,569,284
Interest	805,950
Prepaid expenses	42,360

Total assets	374,053,714

LIABILITIES:
Payable for fund shares redeemed	2,586,677
Income distribution payable	10,381
Payable to affiliates	155,594
Payable for director fees	2,069
Other accrued expenses and liabilities	37,447

Total liabilities	2,792,168

NET ASSETS	$371,261,546

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$372,178,300
Undistributed net investment income	74,149
Accumulated net realized gain on investments	19,223
Net unrealized depreciation on investments	(1,737,624)
Net unrealized appreciation on affiliated investment	727,498

NET ASSETS	$371,261,546

* Amortized cost of short-term investments at fair value	$1,997,624

See Accompanying Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

Class A:
Net assets	$268,255,331
Shares authorized	1,000,000,000
Par value	$0.001
Shares outstanding	268,942,872
Net asset value and redemption price per share	$1.00
Maximum offering price per share	$1.00
Class B:
Net assets	$7,043,772
Shares authorized	1,000,000,000
Par value	$0.001
Shares outstanding	7,060,968
Net asset value and redemption price per share(1)	$1.00
Maximum offering price per share	$1.00
Class C:
Net assets	$15,650,105
Shares authorized	1,000,000,000
Par value	$0.001
Shares outstanding	15,685,459
Net asset value and redemption price per share(1)	$1.00
Maximum offering price per share	$1.00
Class I:
Net assets	$50,161,671
Shares authorized	1,000,000,000
Par value	$0.001
Shares outstanding	50,273,135
Net asset value and redemption price per share	$1.00
Maximum offering price per share	$1.00
Class O:
Net assets	$30,150,667
Shares authorized	1,000,000,000
Par value	$0.001
Shares outstanding	30,218,358
Net asset value and redemption price per share	$1.00
Maximum offering price per share	$1.00

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)

INVESTMENT INCOME:
Interest	$5,461,366

Total investment income	5,461,366

EXPENSES:
Investment management fees	788,472
Distribution and service fees:
Class B	30,427
Class O	37,843
Transfer agent fees	111,703
Administrative service fees	157,691
Shareholder reporting expense	61,630
Registration fees	41,613
Professional fees	36,964
Custody and accounting expense	21,146
Directors fees	13,713
Miscellaneous expense	8,765

Total expenses	1,309,967
Net waived and reimbursed fees	(37,843)

Net expenses	1,272,124

Net investment income	4,189,242

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND AFFILIATED INVESTMENT:
Net realized gain on investments	7,637
Net change in unrealized appreciation or depreciation on:
Investments	(1,737,624)
Affiliated investment	727,498

Net change in unrealized appreciation on investments and affiliated investment	(1,010,126)

Net realized and unrealized loss on investments and affiliated investment	(1,002,489)

Increase in net assets resulting from operations	$3,186,753

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Six Months Ended September 30, 2008	Year Ended March 31, 2008
FROM OPERATIONS:
Net investment income	$4,189,242	$16,303,786
Net realized gain on investments and reimbursement by affiliate	7,637	117,104
Net change in unrealized depreciation on investments and affiliated investment	(1,010,126)	—

Net increase in net assets resulting from operations	3,186,753	16,420,890

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(2,997,243)	(12,287,988)
Class B	(33,592)	(133,444)
Class C	(172,280)	(546,692)
Class I	(599,323)	(2,655,203)
Class O	(317,698)	(679,704)

Total distributions	(4,120,136)	(16,303,031)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	281,725,765	702,444,592
Reinvestment of distributions	4,037,878	16,014,458

	285,763,643	718,459,050
Cost of shares redeemed	(322,730,863)	(624,255,100)

Net increase (decrease) in net assets resulting from capital share transactions	(36,967,220)	94,203,950

Net increase (decrease) in net assets	(37,900,603)	94,321,809

NET ASSETS:
Beginning of period	409,162,149	314,840,340

End of period	$371,261,546	$409,162,149

Undistributed net investment income at end of period	$74,149	$5,043

See Accompanying Notes to Financial Statements

ING MONEY MARKET FUND (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended September 30, 2008		Class A
			Year Ended March 31,
			2008		2007		2006		2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$1.00		1.00		1.00		1.00		1.00		1.00
Income (loss) from investment operations:
Net investment income	$0.01		0.04		0.05		0.03		0.01		0.00	*
Net realized and unrealized gain (loss) on investments	$(0.00	)*	0.00	*	0.00	*	0.00	*	0.00	*	0.00	*
Total from investment operations	$0.01		0.04		0.05		0.03		0.01		0.00	*
Less distributions from:
Net investment income	$0.01		0.04		0.05		0.03		0.01		0.00	*
Total distributions	$0.01		0.04		0.05		0.03		0.01		0.00	*
Net asset value, end of period	$1.00		1.00		1.00		1.00		1.00		1.00
Total Return(1)%	1.06		4.56	†	4.79	†	3.31	†	1.17	†	0.47	†
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$268,255		284,458		236,134		145,997		125,642		138,666
Ratios to average net assets:
Expenses(2)%	0.63		0.62		0.62		0.61		0.62		0.73
Net investment income(2)%	2.14		4.45		4.71		3.21		1.16		0.47

	Six Months Ended September 30, 2008		Class B
			Year Ended March 31,
			2008		2007		2006		2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$1.00		1.00		1.00		1.00		1.00		1.00
Income (loss) from investment operations:
Net investment income	$0.01		0.03		0.04		0.02		0.01		0.00	*
Net realized and unrealized gain (loss) on investments	$(0.00	)*	0.00	*	0.00	*	0.00	*	0.00	*	0.00	*
Total from investment operations	$0.01		0.03		0.04		0.02		0.01		0.00	*
Less distributions from:
Net investment income	$0.01		0.03		0.04		0.02		0.01		0.00	*
Total distributions	$0.01		0.03		0.04		0.02		0.01		0.00	*
Net asset value, end of period	$1.00		1.00		1.00		1.00		1.00		1.00
Total Return(1)%	0.55		3.53	†	3.77	†	2.29	†	0.53	†	0.17	†
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$7,044		6,031		2,884		2,884		3,766		4,007
Ratios to average net assets:
Gross expenses prior to expense waiver(2)%	1.63		1.62		1.62		1.61		1.62		1.73
Net expenses after expense waiver(2)(3)%	1.63		1.62		1.62		1.61		1.24		1.04
Net investment income after expense waiver(2)(3)%	1.16		3.38		3.72		2.14		0.52		0.17

(1)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)	ING Funds Distributor, LLC, voluntarily waived 0.38% and 0.69% of distribution and services fees on Class B during the years ended March 31, 2005 and 2004, respectively.
*	Amount is less than $0.005 or more than ($0.005).
†	There was no impact on total return by the reimbursement by affiliate for investment transaction losses.

See Accompanying Notes to Financial Statements

ING MONEY MARKET FUND (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended September 30, 2008		Class C
			Year Ended March 31,
			2008		2007		2006		2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$1.00		1.00		1.00		1.00		1.00		1.00
Income (loss) from investment operations:
Net investment income	$0.01		0.04		0.05		0.03		0.01		0.00	*
Net realized and unrealized gain (loss) on investments	$(0.00	)*	0.00	*	0.00	*	0.00	*	0.00	*	0.00	*
Total from investment operations	$0.01		0.04		0.05		0.03		0.01		0.00	*
Less distributions from:
Net investment income	$0.01		0.04		0.05		0.03		0.01		0.00	*
Total distributions	$0.01		0.04		0.05		0.03		0.01		0.00	*
Net asset value, end of period	$1.00		1.00		1.00		1.00		1.00		1.00
Total Return(1)%	1.06		4.56	†	4.81	†	3.30	†	1.17	†	0.47	†
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$15,650		17,545		5,728		5,400		4,778		5,615
Ratios to average net assets:
Expenses(2)%	0.63		0.62		0.62		0.61		0.62		0.73
Net investment income(2)%	2.15		4.37		4.71		3.22		1.14		0.47

	Six Months Ended September 30, 2008		Class I
			Year Ended March 31,
			2008		2007		2006		2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$1.00		1.00		1.00		1.00		1.00		1.00
Income (loss) from investment operations:
Net investment income	$0.01		0.04		0.05		0.03		0.01		0.00	*
Net realized and unrealized gain (loss) on investments	$(0.00	)*	0.00	*	0.00	*	0.00	*	0.00	*	0.00	*
Total from investment operations	$0.01		0.04		0.05		0.03		0.01		0.00	*
Less distributions from:
Net investment income	$0.01		0.04		0.05		0.03		0.01		0.00	*
Total distributions	$0.01		0.04		0.05		0.03		0.01		0.00	*
Net asset value, end of period	$1.00		1.00		1.00		1.00		1.00		1.00
Total Return(1)%	1.06		4.56	†	4.80	†	3.31	†	1.17	†	0.47	††
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$50,162		72,608		64,202		65,539		71,495		90,938
Ratios to average net assets:
Expenses(2)%	0.63		0.62		0.62		0.61		0.62		0.73
Net investment income(2)%	2.15		4.47		4.69		3.17		1.13		0.47

(1)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(2)	Annualized for periods less than one year.
*	Amount is less than $0.005 or more than ($0.005).
†	There was no impact on total return by the reimbursement by affiliate for investment transaction losses.
††	Total return without the effect of reimbursement by affiliate for investment transaction losses would have been (0.53%) for Class I.

See Accompanying Notes to Financial Statements

ING MONEY MARKET FUND (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class O
	Six Months Ended September 30, 2008		Year Ended March 31, 2008		November 15, 2006(1) to March 31, 2007
Per Share Operating Performance:
Net asset value, beginning of period	$1.00		1.00		1.00
Income (loss) from investment operations:
Net investment income	$0.01		0.04		0.02
Net realized and unrealized gain (loss) on investments	$(0.00	)*	0.00	*	0.00	*
Total from investment operations	$0.01		0.04		0.02
Less distributions from:
Net investment income	$0.01		0.04		0.02
Total distributions	$0.01		0.04		0.02
Net asset value, end of period	$1.00		1.00		1.00
Total Return(2)%	1.06		4.56	†	1.79	†
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$30,151		28,520		5,892
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.88		0.87		0.87
Net expenses after expense waiver(3)(4)%	0.63		0.62		0.62
Net investment income after expense waiver(3)(4)%	2.14		4.29		4.77
(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)	During the periods ended September 30, 2008, March 31, 2008 and March 31, 2007, ING Funds Distributor, LLC, voluntarily waived the 0.25% service fee on Class O.
†	There was no impact on total return by the reimbursement of affiliate for investment transaction losses.
*	Amount is less than $0.005 or more than ($0.005).

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2008 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. ING Series Fund, Inc. (the “Company”) was incorporated under the laws of Maryland on June 17, 1991 and is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as an open-end management investment company. There are sixteen separate active series which comprise the Company. This report is for ING Money Market Fund (the “Fund”), a diversified series of the Company.

The Fund offers the following classes of shares: Class A, Class B, Class C, Class I, and Class O. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the portfolio pro rata based on the average daily net assets of each class, without discrimination between share classes. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees. Class B shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares eight years after purchase.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statement, and such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.	Security Valuation. The Fund, except those eligible notes which are covered by the capital support agreement, uses the amortized cost method to value its portfolio securities, which approximates market value. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Refer to Note 5 for a discussion of the Capital Support Agreement that the Fund has entered into. The debt securities, which are fair valued, are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Fund’s valuation procedures.

Effective for fiscal years beginning after November 15, 2007, Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”,

establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Portfolio of Investments.

B.	Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Premium amortization and discount accretion are determined by the effective yield method.

C.	Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. Dividends are declared daily from net investment income and paid monthly. The Fund distributes capital gains, if any, annually. The Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D.	Federal Income Taxes. It is the policy of the Fund to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. generally

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING

POLICIES (continued)

accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.	Repurchase Agreements. The Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. The Fund will receive, as collateral, securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

G.	Illiquid and Restricted Securities. The Fund may not invest more than 10% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. The Fund may also invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended, (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to procedures adopted by the Board of Directors (“Board”).

H.	Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

ING Investments, LLC (“ING Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the investment adviser to the Fund. The Investment Adviser serves pursuant to an amended investment management agreement (“Management Agreement”) between the Investment Adviser and the Company, on behalf of the Fund. The Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of the Fund, at the following annual rates:

0.400% of the first $500 million, 0.350% of the next $500 million, 0.340% of the next $1 billion, 0.330% of the next $1 billion and 0.300% in excess of $3 billion.

ING Investment Management Co. (“ING IM”), a Connecticut corporation, serves as the sub-adviser to the Fund. The Investment Adviser has entered into a sub-advisory agreement with ING IM. ING IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations, subject to oversight by the Investment Adviser and the Board.

Pursuant to an administration agreement, ING Funds Services, LLC (“IFS”) acts as administrator and provides certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive from the Fund a fee at an annual rate of 0.08% of its average daily net assets.

ING Funds Distributor, LLC (the “Distributor” or “IFD”) is the principal underwriter of the Fund. The Distributor, IFS, ING Investments and ING IM are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 4 — DISTRIBUTION AND SERVICE FEES

Class B shares of the Fund have adopted an Amended and Restated Distribution and Shareholder Services Plan and Class O shares of the Fund have adopted an Amended and Restated Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby the Distributor is paid an annual fee at the rate of 1.00% and 0.25% of the value of average daily net assets of the Fund for expenses incurred in the distribution of Class B and Class O shares, respectively. Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month for the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.

The Distributor has contractually agreed to waive the service fee for Class O shares of the Fund through at least August 1, 2009.

The Distributor also receives the contingent deferred sales charge paid by shareholders upon certain redemptions for Class B and Class C shares. For the six months ended September 30, 2008, the Distributor did not retain any amounts in sales charges.

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At September 30, 2008, the Fund had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities (see Notes 3 and 4):

Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Distribution and Service Fees	Total
$125,223	$25,044	$5,327	$155,594

At September 30, 2008, ING National Trust and ING Life Insurance and Annuity Company, indirect, wholly- owned subsidiaries of ING Groep, owned 41.68% and 17.82% of the Fund, respectively.

The Fund has adopted a Deferred Compensation Plan and a Retirement Policy (the “Plans”), which allow eligible non-affiliated directors as described in the Plans to defer the receipt of all or a portion of the directors fees payable. The deferred fees are invested in various funds advised by ING Investments, until distribution in accordance with the Plans.

On September 16, 2008, the Fund obtained a commitment from the Adviser that an affiliate of ING Groep will provide capital support with respect to certain of its portfolio holdings. The Fund entered into a Capital Support Agreement (“Agreement”) with ING America Insurance Holdings, Inc., a Delaware corporation (“Capital Support Provider” or “CSP”). The Agreement establishes certain circumstances where the CSP is obligated to make a cash contribution (“Capital Contribution”) to the Fund in an amount sufficient for the Fund to maintain its market-based net asset value per share (“NAV”) at no less than $0.9950. The maximum amount that the CSP would be required to contribute under the Agreement is an amount equal to the outstanding principal balance of certain notes (American General Finance Corp. and Lehman Brothers Holdings, Inc.) (“Notes”) held by the Fund as a portfolio security on the date of the Contribution Event.

The obligation of the CSP to make Capital Contributions under the Agreement terminates upon the earlier to occur of: (i) the repayment in full, in cash, of all the Notes; (ii) the CSP having made Capital Contributions, in the aggregate, equal to the maximum contribution amount and; (iii) so long as the CSP is not in default with respect to its obligations arising under the Agreement, September 23, 2009 (“Termination Date”).

In addition, a Fund will sell the Notes: (i) within fifteen (15) calendar days following any change in the CSP’s short-term credit ratings such that the CSP’s short-term obligations no longer quality as “First Tier Securities,” (as defined in Rule 2a-7); or (ii) on the business day immediately prior to the Termination Date, provided that the Fund shall not be required to complete any such sale if (A) the amount the Fund expects to receive on such sale date would not result in a loss or the payment of a Capital Contribution, or (B) with respect to an event described above in the first sentence of this paragraph, if the CSP substitutes an obligation or credit support that satisfies the requirement of a First Tier Security within fifteen (15) calendar days from the occurrence of such event and during that 15-day period the CSP’s obligations qualify as “Second Tier Securities” (as defined in Rule 2a-7).

In the event that the Fund receives a Capital Contribution from the CSP with respect to the Notes and subsequently receives additional payments from, or on behalf of, the Issuer in respect of the Notes, the Fund shall repay to the CSP the lesser of the amount

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)

of the Capital Contribution or the amount of such subsequent payments, provided that in no event shall such repayment to the CSP cause a Fund’s NAV per share to fall below $0.9950.

NOTE 6 — OTHER ACCRUED EXPENSES AND LIABILITIES

At September 30, 2008, the Fund did not have any payables included in Other Accrued Expenses and Liabilities on the Statement of Assets and Liabilities that exceeded 5% of total liabilities.

NOTE 7 — LINE OF CREDIT

The Fund, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (“Credit Agreement”) with Citibank, N.A. for an aggregate amount of $100,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the funds; and (3) enable the funds to meet other emergency expenses as defined in the Credit Agreement. The funds to which the line of credit is available pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount. The Fund will pay its pro rata share of both the agent and commitment fee. Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. During the year ended September 30, 2008 the Fund did not have any loans outstanding under the line of credit.

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARE TRANSACTIONS

Transactions in capital shares and dollars were as follows:

	Class A		Class B
	Six Months Ended September 30, 2008	Year Ended March 31, 2008	Six Months Ended September 30, 2008	Year Ended March 31, 2008
Money Market (Number of Shares)
Shares sold	246,829,511	594,616,150	3,644,014	6,920,751
Reinvestment of distributions	2,968,848	12,174,552	29,497	113,102
Shares redeemed	(265,302,893)	(558,547,008)	(2,643,779)	(3,887,912)

Net increase (decrease) in shares outstanding	(15,504,534)	48,243,694	1,029,732	3,145,941

Money Market ($)
Shares sold	$246,829,511	$594,616,150	$3,644,014	$6,920,751
Reinvestment of distributions	2,968,848	12,174,552	29,497	113,102
Shares redeemed	(265,302,893)	(558,547,008)	(2,643,779)	(3,887,912)

Net increase (decrease)	$(15,504,534)	$48,243,694	$1,029,732	$3,145,941

	Class C		Class I
	Six Months Ended September 30, 2008	Year Ended March 31, 2008	Six Months Ended September 30, 2008	Year Ended March 31, 2008
Money Market (Number of Shares)
Shares sold	5,341,012	23,498,563	13,892,636	42,982,339
Reinvestment of distributions	154,799	494,750	580,460	2,576,957
Shares redeemed	(7,354,524)	(12,179,674)	(36,806,369)	(37,185,056)

Net increase (decrease) in shares outstanding	(1,858,713)	11,813,639	(22,333,273)	8,374,240

Money Market ($)
Shares sold	$5,341,012	$23,498,563	$13,892,636	$42,982,339
Reinvestment of distributions	154,799	494,750	580,460	2,576,957
Shares redeemed	(7,354,524)	(12,179,674)	(36,806,369)	(37,185,056)

Net increase (decrease)	$(1,858,713)	$11,813,639	$(22,333,273)	$8,374,240

	Class O
	Six Months Ended September 30, 2008	Year Ended March 31, 2008
Money Market (Number of Shares)
Shares sold	12,018,592	34,426,789
Reinvestment of distributions	304,274	655,097
Shares redeemed	(10,623,298)	(12,455,450)

Net increase in shares outstanding	1,699,568	22,626,436

Money Market ($)
Shares sold	$12,018,592	$34,426,789
Reinvestment of distributions	304,274	655,097
Shares redeemed	(10,623,298)	(12,455,450)

Net increase	$1,699,568	$22,626,436

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 9 — ILLIQUID SECURITIES

The Fund may invest up to 10% of its net assets in illiquid securities. Pursuant to guidelines adopted by the Fund’s Board, the following securities have been deemed to be illiquid.

Security	Principal Amount	Initial Acquisition Date	Cost	Value	Percent of Net Assets
American General Finance Corp., 1.470%, due 10/02/08	$8,500,000	09/09/08	$8,499,300	$8,499,300	2.3%
Goldman Sachs Group, Inc., 3.250%, due 12/23/08	1,500,000	12/07/07	1,497,547	1,497,547	0.4%
Lehman Brothers Holdings, Inc., 2.520%, due 11/24/08	2,000,000	10/24/07	1,997,624	260,000	0.1%

			$11,994,471	$10,256,847	2.8%

NOTE 10 — CONCENTRATION OF INVESTMENT RISKS

Foreign Securities. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies.

Corporate Debt Securities. Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates decline, the value of the Fund’s debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends to shareholders from ordinary income were $4,120,136 for the six months ended September 30, 2008, and $16,303,031 for the year ended March 31, 2008.

The tax-basis components of distributable earnings as of March 31, 2008 were:

Undistributed Ordinary Income

$30,296

The Fund's major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2003.

NOTE 12 — SUBSEQUENT EVENTS

Dividends. Subsequent to September 30, 2008, the Fund declared dividends from net investment income of:

	Per Share Amount	Payable Date	Record Date
Class A	$0.0016	October 31, 2008	Daily
Class B	$0.0007	October 31, 2008	Daily
Class C	$0.0016	October 31, 2008	Daily
Class I	$0.0016	October 31, 2008	Daily
Class O	$0.0016	October 31, 2008	Daily

The U.S. Treasury Department has notified the Fund that it has been accepted to participate in the U.S. Treasury Temporary Guarantee Program for Money Market Funds (the “Program”). The Program guarantees shareholders of the Fund the lesser of: (1) the number of shares owned on September 19, 2008 multiplied by $1.00; or (2) the number of shares owned

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 12 — SUBSEQUENT EVENTS (continued)

as of the time the Treasury’s obligation under the Program is triggered multiplied by $1.00. The Treasury’s obligation under the Program is triggered if a Fund’s net asset value per share falls below $0.995 and certain conditions are met including the liquidation of the Fund.

Coverage under the Program is limited to persons who were shareholders of the Fund as of the close of business on September 19, 2008. Any increase in the number of shares held in an account after the close of business on September 19, 2008 will not be guaranteed. If the number of shares held in an account fluctuates (even if the number of shares held in an account is reduced to zero), shareholders will be covered for the lesser of the number of shares held as of the close of business on September 19, 2008 or the number of shares held at the time the Treasury’s obligation under the Program is triggered. If a shareholder closes his/her account with the Fund or broker-dealer, any future investment in the Fund will not be guaranteed.

The Fund paid to participate in the Program for the initial three-month period, which will expire on December 18, 2008. The fee of $58,632 was 0.015% of the Fund’s net asset value on September 19, 2008 (the “Program Participation Payment”). The Board has determined that the Program Participation Payment is an extraordinary expense that will not be subject to any expense limitation agreement currently in effect for the Fund.

On October 2, 2008, American General Finance Corp. commercial paper held by the Fund matured at par of $8,500,000. Since the commercial paper was paid in full upon maturity, ING America Insurance Holdings, Inc. was not required to make a capital contribution pursuant to the Capital Support Agreement described in Note 5, Other Transactions with Affiliates and Related Parties. The Fund continues to hold Lehman Brothers Holdings, Inc., $2,000,000 principal corporate note, which has an original maturity date of November 24, 2008.

On October 19, 2008, ING announced that it reached an agreement with the Dutch government to strengthen its capital position, creating a strong buffer to navigate the current market and economic environment. ING will issue non-voting core Tier-1 securities for a total consideration of EUR 10 billion to the Dutch State. The transaction boosts ING Bank’s core Tier-1 ratio, strengthens the insurance balance sheet and reduces ING Group’s Debt/Equity ratio.

NOTE 13 — OTHER ACCOUNTING PRONOUNCEMENTS

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under Statement 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of September 30, 2008, management of the Fund is currently assessing the impact of the expanded financial statement disclosures that will result from adopting SFAS No. 161.

On September 12, 2008, the FASB issued FASB Staff Position (“FSP”) No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. The FSP is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. It amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also amends FIN 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require an additional disclosure about the current status of the payment/performance risk of a guarantee. Management of the Fund is currently assessing the impact of adopting FSP No. FAS 133-1 and FIN 45-4.

ING MONEY MARKET FUND(1)	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2008 (UNAUDITED)

Principal Amount			Value

CERTIFICATES OF DEPOSIT: 4.7%
$3,000,000		American Express Bank FSB, 2.900%, due 12/11/08	$3,000,000
3,000,000		Canadian Imperial Bank of Commerce, 2.820%, due 11/21/08	3,000,042
2,000,000		Natixis, 2.890%, due 12/11/08	2,000,000
9,500,000		UBS AG, 2.980%, due 02/23/09	9,500,000

		Total Certificates of Deposit
		(Cost $17,500,042)	17,500,042

COMMERCIAL PAPER: 45.2%
8,500,000	(2), I	American General Finance Corp., 1.470%, due 10/02/08	8,499,300
3,500,000		ANZ National International Ltd., 2.750%, due 12/03/08	3,482,973
3,000,000		ASB Finance Ltd., 2.680%, due 10/30/08	2,993,322
2,500,000		ASB Finance Ltd., 2.980%, due 12/01/08	2,487,249
3,000,000		Barton Capital, LLC, 1.390%, due 10/02/08	2,999,769
2,500,000		Barton Capital, LLC, 2.630%, due 11/04/08	2,493,625
2,500,000		Barton Capital, LLC, 2.700%, due 11/03/08	2,493,675
1,000,000		Barton Capital, LLC, 2.746%, due 10/01/08	1,000,000
1,000,000		BNP Paribas, 1.250%, due 10/02/08	999,931
1,000,000		Cafco, LLC, 2.320%, due 10/06/08	999,614
3,000,000		Cafco, LLC, 2.570%, due 10/15/08	2,996,788
1,000,000		Cafco, LLC, 2.660%, due 11/04/08	997,422
4,000,000		Cafco, LLC, 2.700%, due 11/05/08	3,989,247
950,000	#	Caisse Nationale des Caisses d'Epargne et de Prevoyance, 2.410%, due 10/09/08	949,428
6,000,000		Caisse Nationale des Caisses d'Epargne et de Prevoyance, 2.730%, due 11/10/08	5,981,400
1,000,000		Ciesco L.P., 2.520%, due 10/24/08	998,326
5,750,000		Ciesco L.P., 2.570%, due 10/15/08	5,743,825
500,000	#	Ciesco L.P., 2.640%, due 10/20/08	499,269
2,000,000		Ciesco L.P., 2.710%, due 11/03/08	1,994,903
2,250,000		Ciesco L.P., 2.720%, due 11/04/08	2,244,076
1,000,000	#	Concord Minutemen Capital Co., LLC, 2.820%, due 10/22/08	998,279

Principal Amount			Value
COMMERCIAL PAPER: 45.2% (continued)
$3,000,000		Concord Minutemen Capital Co., LLC, 2.890%, due 11/04/08	$2,991,585
4,250,000		Concord Minutemen Capital Co., LLC, 3.000%, due 12/09/08	4,225,318
2,129,000	#	Concord Minutemen Capital Co., LLC, 6.001%, due 10/01/08	2,129,000
1,000,000	#	Crown Point Capital Co., 2.810%, due 10/21/08	998,361
2,000,000	#	Crown Point Capital Co., 2.890%, due 11/04/08	1,994,390
2,750,000	#	Crown Point Capital Co., 2.950%, due 12/09/08	2,734,029
3,500,000	#	Crown Point Capital Co., 3.020%, due 10/01/08	3,500,000
1,520,000		Edison Asset Securitization, LLC, 2.230%, due 10/08/08	1,519,246
4,500,000	#	Jupiter Securities Co., LLC, 2.420%, due 10/09/08	4,497,280
4,000,000		Jupiter Securities Co., LLC, 2.700%, due 12/04/08	3,980,587
2,500,000		Jupiter Securities Co., LLC, 5.501%, due 10/01/08	2,500,000
2,200,000		Louis Dreyfus Corp., 1.720%, due 10/03/08	2,199,685
2,000,000		Natexis Banq US Financial Co., 2.810%, due 10/21/08	1,996,722
4,750,000		Natexis Banq US Financial Co., 2.830%, due 11/24/08	4,729,551
1,986,000	#	Old Line Funding, LLC, 1.330%, due 10/02/08	1,985,851
1,500,000		Old Line Funding, LLC, 2.580%, due 10/15/08	1,498,390
1,500,000	#	Old Line Funding, LLC, 2.640%, due 10/20/08	1,497,807
2,000,000		Old Line Funding, LLC, 2.710%, due 11/04/08	1,994,749
250,000		Old Line Funding, LLC, 2.720%, due 11/14/08	249,154
2,000,000		Old Line Funding, LLC, 2.720%, due 12/01/08	1,990,681
2,750,000	#	Old Line Funding, LLC, 2.750%, due 10/01/08	2,750,000
3,000,000	#	Park Avenue, 1.330%, due 10/02/08	2,999,779
4,000,000	#	Park Avenue, 2.420%, due 10/09/08	3,997,582
1,000,000		Park Avenue, 2.470%, due 10/16/08	998,904
1,000,000		Park Avenue, 2.680%, due 12/01/08	995,408
3,000,000		Park Avenue, 2.680%, due 12/04/08	2,985,582
3,750,000		Societe Generale, 2.730%, due 11/06/08	3,739,500
1,000,000	#	Thunder Bay Funding, LLC, 2.590%, due 10/15/08	998,923
5,000,000		Thunder Bay Funding, LLC, 2.700%, due 11/05/08	4,986,486

See Accompanying Notes to Financial Statements

ING MONEY MARKET FUND(1)	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COMMERCIAL PAPER: 45.2% (continued)
$2,000,000		Thunder Bay Funding, LLC, 2.740%, due 12/01/08	$1,990,613
6,395,000	#	Thunder Bay Funding, LLC, 2.780%, due 10/01/08	6,395,000
5,151,000		Tulip Funding Corp., 2.670%, due 10/23/08	5,142,245
2,750,000		Tulip Funding Corp., 2.730%, due 11/12/08	2,741,049
2,250,000		Tulip Funding Corp., 2.760%, due 11/20/08	2,241,250
500,000	#	Windmill Funding Corp., 1.390%, due 10/02/08	499,962
1,900,000		Windmill Funding Corp., 2.530%, due 10/14/08	1,898,134
1,900,000		Windmill Funding Corp., 2.610%, due 10/21/08	1,897,108
1,150,000		Windmill Funding Corp., 2.660%, due 10/28/08	1,147,628
2,000,000		Windmill Funding Corp., 2.700%, due 11/05/08	1,994,614
2,750,000		Windmill Funding Corp., 2.710%, due 11/03/08	2,742,992
1,000,000		Windmill Funding Corp., 2.740%, due 10/01/08	1,000,000
1,000,000	#	Yorktown Capital, LLC, 1.360%, due 10/02/08	999,925
3,500,000		Yorktown Capital, LLC, 2.660%, due 11/03/08	3,491,241
1,000,000		Yorktown Capital, LLC, 2.680%, due 11/13/08	996,739
3,500,000		Yorktown Capital, LLC, 2.720%, due 12/01/08	3,483,691

		Total Commercial Paper
		(Cost $168,169,162)	168,169,162

CORPORATE BONDS/NOTES: 25.6%
3,250,000		American Express Bank FSB, 2.498%, due 10/16/08	3,249,727
750,000		American Express Bank FSB, 3.899%, due 11/24/08	748,860
750,000	#	American Honda Finance Corp., 2.812%, due 11/07/08	749,903
2,000,000	#	American Honda Finance Corp., 2.874%, due 03/09/09	1,999,202
750,000	#	American Honda Finance Corp., 4.500%, due 05/26/09	756,276
5,250,000	@@, #	Australia & New Zealand Banking Group Ltd., 3.021%, due 09/02/09	5,250,000
2,000,000		Bank of America Corp., 5.875%, due 02/15/09	2,018,495
1,500,000		Bank of America NA, 2.497%, due 06/12/09	1,498,216
250,000		Bank of America NA, 2.748%, due 12/18/08	249,909
3,250,000	#, C	Bank of America NA, 4.350%, due 11/03/09	3,250,000
3,000,000	@@, #	Bank of Scotland PLC, 3.550%, due 12/01/08	3,002,240
3,500,000	@@	BNP Paribas, 3.014%, due 08/13/09	3,500,000

Principal Amount			Value
CORPORATE BONDS/NOTES: 25.6% (continued)
$4,000,000		Citigroup Funding, Inc., 2.110%, due 10/03/08	$3,999,913
500,000		Citigroup Funding, Inc., 2.991%, due 03/02/09	499,432
600,000		Citigroup, Inc., 2.836%, due 01/30/09	598,969
2,000,000		Citigroup, Inc., 3.625%, due 02/09/09	2,000,603
5,500,000	@@, #	Commonwealth Bank of Australia, 2.816%, due 12/18/08	5,499,059
4,200,000		Credit Suisse First Boston USA, Inc., 2.944%, due 12/09/08	4,199,659
1,000,000		Credit Suisse First Boston USA, Inc., 3.875%, due 01/15/09	1,001,632
1,250,000	@@	Credit Suisse New York, 3.719%, due 03/27/09	1,246,958
1,600,000	@@	Deutsche Bank, 3.839%, due 11/26/08	1,598,745
1,500,000		General Electric Capital Corp., 4.625%, due 09/15/09	1,522,119
1,000,000		General Electric Co., 2.854%, due 12/09/08	999,930
1,500,000	I	Goldman Sachs Group, Inc., 3.250%, due 12/23/08	1,497,547
1,500,000		JPMorgan Chase & Co., 3.479%, due 06/26/09	1,498,058
1,250,000		JPMorgan Chase & Co., 3.500%, due 03/15/09	1,251,860
2,000,000	I, ±, (2)	Lehman Brothers Holdings, Inc., 2.520%, due 11/24/08	260,000
1,500,000		Merrill Lynch & Co., Inc., 2.839%, due 10/23/08	1,499,782
500,000	@@, #	Rabobank Nederland NV, 4.208%, due 04/06/09	499,878
500,000	@@, #	Santander U.S. Debt SA Unipersonal, 2.846%, due 10/21/08	499,999
1,000,000	@@, #	Santander U.S. Debt SA Unipersonal, 4.750%, due 10/21/08	999,819
1,500,000	@@, #	Societe Generale, 3.285%, due 09/04/09	1,500,000
3,200,000		Toyota Motor Credit Corp., 2.060%, due 10/20/08	3,199,017
3,000,000		Toyota Motor Credit Corp., 2.410%, due 07/10/09	3,000,000
3,700,000		Toyota Motor Credit Corp., 2.507%, due 10/06/08	3,700,030
3,250,000		Toyota Motor Credit Corp., 2.537%, due 01/12/09	3,250,296
1,000,000		Toyota Motor Credit Corp., 2.739%, due 01/23/09	1,000,000
1,000,000		US Bancorp., 5.300%, due 04/28/09	1,011,916
5,000,000		US Bank NA, 2.912%, due 08/24/09	5,000,000
2,000,000		Wachovia Bank NA, 2.070%, due 10/03/08	1,999,929
500,000		Wachovia Bank NA, 2.110%, due 02/23/09	498,716
750,000		Wachovia Bank NA, 2.758%, due 10/03/08	749,990

See Accompanying Notes to Financial Statements

ING MONEY MARKET FUND(1)	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value
CORPORATE BONDS/NOTES: 25.6% (continued)
$1,500,000		Wachovia Bank NA – Old, 2.998%, due 01/12/09	$1,500,593
700,000		Wachovia Corp., 3.759%, due 10/28/08	699,977
1,733,000		Wal-Mart Stores, Inc., 3.375%, due 10/01/08	1,733,000
1,000,000		Wells Fargo & Co., 3.125%, due 04/01/09	1,000,041
3,000,000		Wells Fargo & Co., 3.552%, due 05/01/09	3,000,883
3,250,000	@@, #	Westpac Banking Corp., 3.033%, due 07/03/09	3,250,000

		Total Corporate Bonds/Notes
		(Cost $95,278,802)	93,541,178

U.S. GOVERNMENT AGENCY OBLIGATIONS: 7.0%
14,000,000		Federal Home Loan Bank, 2.150%, due 03/27/09	13,995,112
6,000,000		Federal Home Loan Bank, 2.200%, due 04/01/09	5,997,233
6,000,000		Federal Home Loan Bank, 2.310%, due 04/07/09	6,000,000

		Total U.S. Government Agency Obligations
		(Cost $25,992,345)	25,992,345

REPURCHASE AGREEMENTS: 17.6%
45,000,000		Deutsche Bank Repurchase Agreement dated 09/30/08, 1.111%, due 10/01/08, $45,001,389 to be received upon repurchase (Collateralized by $46,350,000 Federal Home Loan Bank, Discount Note, Market Value $45,900,405, due 01/30/09)	45,000,000
20,677,000		Morgan Stanley Repurchase Agreement dated 09/30/08, 1.500%, due 10/01/08, $20,677,862 to be received upon repurchase (Collateralized by $20,235,000 Federal Home Loan Mortgage Corporation, 5.700%, Market Value plus accrued interest $21,091,615, due 10/02/17)	20,677,000

TotalRepurchase Agreements
(Cost $65,677,000)	65,677,000

AFFILIATED INVESTMENTS: 0.0%
0	Capital Support Agreement	727,498

	Total Affiliated Investment (Cost $0)	727,498

Total Investments in Securities
(Cost $372,617,351)*	100.1%	$371,607,225
Other Assets and Liabilities- Net	(0.1)	(345,679)

Net Assets	100.0%	$371,261,546

(1)	All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.
(2)	ING America Insurance Holdings, Inc. (“AIH”) has entered into a Capital Support Agreement with the Fund which provides that AIH will contribute capital to the Fund, up to a specified maximum amount, to maintain a net asset value per share of not less than $0.9950, subject to certain conditions and restrictions. As of September 30, 2008, the Fund held commercial paper in American General Finance Corp. and corporate debt in Lehman Brothers Holdings, Inc. which are covered by the terms of the CSA (See Note 5).
@@	Foreign Issuer
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Fund's Board of Directors.
C	Bond may be called prior to maturity date.
I	Illiquid security
±	Defaulted security
*	Cost for federal income tax purposes is the same as for financial statement purposes.

The following table summarizes the inputs used as of September 30, 2008 in determining the Fund's investments at fair value for purposes of SFAS 157:

	Investments in Securities	Other Financial Instruments*
Level 1— Quoted Prices	$—	$—
Level 2— Other Significant Observable Inputs	371,607,225	—
Level 3— Significant Unobservable Inputs	—	—

Total	$371,607,225	$—

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

ING Funds Distributor, LLC offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund’s prospectus. Investors may obtain a copy of a prospectus of any ING fund by calling (800) 992-0180 or by going to www.ingfunds.com.

Domestic Equity and Income Funds

ING Balanced Fund

ING Growth and Income Fund

ING Real Estate Fund

Domestic Fund-of-Funds

ING Strategic Allocation Conservative Fund

ING Strategic Allocation Growth Fund

ING Strategic Allocation Moderate Fund

Domestic Equity Growth Funds

ING 130/30 Fundamental Research Fund

ING Corporate Leaders 100 Fund

ING Fundamental Research Fund

ING LargeCap Growth Fund

ING MidCap Opportunities Fund

ING Opportunistic LargeCap Fund

ING Small Company Fund

ING SmallCap Opportunities Fund

ING Tactical Asset Allocation Fund

Domestic Equity Index Funds

ING Index Plus LargeCap Equity Fund

ING Index Plus LargeCap Fund

ING Index Plus MidCap Fund

ING Index Plus SmallCap Fund

Domestic Equity Value Funds

ING Financial Services Fund

ING LargeCap Value Fund

ING SmallCap Value Multi-Manager Fund

ING Value Choice Fund

Fixed-Income Funds

ING GNMA Income Fund

ING High Yield Bond Fund

ING Intermediate Bond Fund

Global Equity Funds

ING Global Equity Dividend Fund

ING Global Natural Resources Fund

ING Global Real Estate Fund

ING Global Science and Technology Fund

ING Global Value Choice Fund

International Equity Funds

ING Asia-Pacific Real Estate Fund

ING Disciplined International SmallCap Fund

ING Emerging Countries Fund

ING European Real Estate Fund

ING Foreign Fund

ING Greater China Fund

ING Index Plus International Equity Fund

ING International Capital Appreciation Fund

ING International Equity Dividend Fund

ING International Growth Opportunities Fund

ING International Real Estate Fund

ING International SmallCap Multi-Manager Fund

ING International Value Fund

ING International Value Choice Fund

ING Russia Fund

Global and International Fixed-Income Funds

ING Emerging Markets Fixed Income Fund

ING Global Bond Fund

International Funds-of-Funds

ING Diversified International Fund

ING Global Target Payment Fund

Loan Participation Fund

ING Senior Income Fund

Money Market Funds*

ING Classic Money Market Fund

ING Money Market Fund

*	An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Please see the “Notes to Financial Statements” section for the funds participation in the U.S. Treasury Department’s Temporary Guarantee Program for money market funds.

Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Transfer Agent

DST Systems, Inc.

330 West 9th Street

Kansas City, Missouri 64105

Custodian

The Bank of New York Mellon Corporation

One Wall Street

New York, New York 10286

Legal Counsel

Goodwin Procter LLP

Exchange Place

53 State Street

Boston, Massachussetts 02109

For more complete information, or to obtain a prospectus on any ING fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

PRSAR-AFIABCIO	(0908-111808)

SEMI-ANNUAL REPORT

SEPTEMBER    30, 2008

BROKERAGE CASH RESERVES

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This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Dear shareholders,

We are in the midst of one of the most challenging periods ever faced by investors and we at ING Funds are aware of the anxiety that you may be feeling at this time.

I want to assure you that we are actively engaged in monitoring the situation and are committed to keeping you fully informed of how the rapidly unfolding events around us may impact your investments with our company.

We recognize that the confidence of many investors is being tested, perhaps as never before. It is understandable that some of you may be second guessing your investment strategy due to these recent events. We encourage you to work with your investment professional and seek out their advice about your portfolio in light of the current conditions. But we also urge investors not to make rash decisions. ING Funds still believes that a well-diversified, globally allocated portfolio remains the most effective investment strategy of all. We ask that investors not lose sight of their commitment to the long-term.

We thank you for your support and confidence and we look forward to continuing to do business with you in the future.

Sincerely,

Shaun Mathews,

President

ING Funds

October 17, 2008

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

For more complete information, or to obtain a prospectus for any ING Fund, please call your investment professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED SEPTEMBER 30, 2008

For a while, as our new fiscal year got under way, it seemed as if the worst had passed. Bear Stearns’ forced sale to JP Morgan had proved that some market players were indeed too connected to fail. The Federal Reserve Board (the “Fed”), which had been reducing rates since August, had then cut the discount rate further, by 100 basis points to 2.5% and the federal funds rate by 75 basis points to 2.25%, following this up by opening the discount window to other primary dealers. The improved sentiment was sustained by another federal funds rate cut of 0.25%.

But what had really changed? The housing market continued its inexorable slide, with the Standard & Poor’s (“S&P”)/Case-Shiller National U.S. Home Price Index(1) of house prices in 20 major cities down a record 16.3%. New home sales were at the lowest level since early 1991 and one third of existing home sales were distressed. Banks continued to restrict credit and 30-year fixed mortgage rates reached a six-year high. By September, payrolls had declined for eight consecutive months and the unemployment rate rose to 6.1%, a five-year high.

And there were more fireworks in the financial sector.

Government sponsored mortgage lending agencies, specifically, the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), lightly capitalized for their trillions in liabilities, were by any rational assessment, insolvent. The systemic risk to the broader economy was obvious and with their stock prices in free-fall the Treasury took control of Fannie Mae and Freddie Mac on September 7, putting them into “conservatorship” and removing their CEOs.

Lehman Brothers and Merrill Lynch had both declared losses in the billions, due to mortgage securities write downs. The following weekend Lehman Brothers filed for Chapter 11 protection and Merrill Lynch, with official encouragement, was acquired by Bank of America.

Days later, global insurer AIG, in trouble because it insured enormous volumes of bonds (including mortgage related) through credit default swaps, was refused a massive loan from the government. But there was an additional dimension to the emergency, due to the fact that short-term Lehman Brothers and AIG paper was widely-held in money market funds. Fearing that such funds might now turn their backs on commercial credit, the government took a 79.9% stake in AIG, with an $85 billion loan on terms that threatened to wipe out shareholders.

So after more than one year of the credit crisis, nothing that had been tried had worked. The Administration was now in the position of choosing winners and losers among financial institutions. Credit markets faced systemic collapse. A systemic remedy was called for.

On Friday, September 19, 2008, Mr. Paulson proposed a Troubled Asset Relief Plan (“TARP”) under which a $700 billion fund would be set up to buy illiquid mortgage securities from financial institutions. The required new legislation was written with much wrangling in the ten days that followed.

This was a ten-day period with enough news in it to fill a quarter. The last two major independents: Morgan Stanley and Goldman Sachs abandoned the investment banking business model. Washington Mutual, in the biggest bank failure ever, was seized by the Office of Thrift Supervision. Wachovia agreed to sell almost all of its banking business to Citigroup.

On September 29, 2008, Congress sensationally voted down the TARP legislation and the quarter ended with credit markets in a state of atrophy, evidenced by record spreads between commercial interest rates and Treasury yields of comparable terms.

Market movements for the period were defined by the trauma of September.

In US fixed income markets, the Treasury yield curve steepened as investors sought ultimate safety. For the six months ended September 30, 2008, the Treasury Bill yield fell 37 basis points to 0.90%, while the ten-year Treasury Note rose 40 basis points to 3.83%, supported by headline consumer price inflation of 5.4% and increasing calls on the public purse. The Lehman Brothers® U.S. Aggregate Bond (“LBAB”) Index(2) of investment grade bonds returned (1.50)%. But high yield bonds, represented by the Lehman Brothers® High Yield Bond – 2% Issuer Constrained Composite Index(3) returned (6.77)%.

In currencies, the dollar at first continued its weakening trend against the euro. But the tide turned in mid-July and for the whole six months the dollar strengthened by 9.4%. The dollar gained 6.7% on the yen, and 9.8% against the pound.

U.S. equities, represented by the S&P 500® Composite Stock Price Index (“S&P 500® Index”)(4) including dividends, returned (10.90)% for the half-year. Profits for S&P 500® companies suffered their fourth straight quarter of decline, led down by the financials sector. On September 29, 2008, the day the

2

MARKET PERSPECTIVE:  SIX MONTHS ENDED SEPTEMBER 30, 2008

TARP legislation was voted down, the S&P 500® Index suffered the biggest drop since “Black Monday” in October 1987: 8.8%, before recovering about 60% of this the next day.

In international markets, the Morgan Stanley Capital International (“MSCI”) Japan Index(5) fell 10.0% for the six-month period. The export dependent economy suffered from slowing global demand, while high energy prices and political deadlock sapped domestic confidence. The longest postwar expansion came to an end as a dip in exports led to a decline in gross domestic product (“GDP”) of 0.70% in the second quarter of 2008. The MSCI Europe ex UK® Index(6) slumped 15.3%, beset by sharply falling economic activity and inflation at a 16-year high causing the European Central Bank to raise interest rates. In the final few days of September, governments had to throw life-lines to Belgian insurer Fortis, German property company Hypo and Franco-Belgian bank Dexia. In the UK, the MSCI UK® Index(7) fell 12.6%, as elsewhere lenders were tightening their rules and house price declines were accelerating. In the last two weeks of September the Bank of England force-marched Halifax Bank of Scotland into the arms of Lloyds TSB and nationalized mortgage lender Bradford and Bingley.

(1)  The S&P/Case-Shiller National U.S. Home Price Index tracks the value of single-family housing within the United States. The index is a composite of single-family home price indices for the nine U.S. Census divisions and is calculated quarterly.

(2)  The LBAB Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3)  The Lehman Brothers® High Yield Bond – 2% Issuer Constrained Composite Index is an unmanaged index that measures the performance of fixed-income securities.

(4)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6)  The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

BROKERAGE CASH RESERVES	PORTFOLIO MANAGERS’ REPORT

Investment Type Allocation

as of September 30, 2008

(as a percent of net assets)

Commercial Paper	47.3%
Corporate Bonds/Notes	26.7%
Repurchase Agreements	15.0%
U.S. Government Agency Obligations	7.6%
Certificates Of Deposit	4.0%
Other Assets and Liabilities — Net	(0.6)%

Net Assets	100.0%

Portfolio holdings are subject to change daily.

Brokerage Cash Reserves (the “Fund”) seeks to provide a high current return, consistent with the preservation of capital and liquidity, through investment in high-quality money market instruments. The Fund is managed by David S. Yealy, Portfolio Manager of ING Investment Management Co. – the Sub-Adviser.

Portfolio Specifics: The reporting period was one of the most difficult periods on record for money market funds. The seizing up of the credit markets and subsequent loss of confidence in numerous issuers led to unprecedented actions by the Federal Reserve Board (the “Fed”), U.S. Treasury and other major central banks across the globe. The systemic risk and capital market panic that ensued has resulted in a worldwide multi-sector collapse of virtually all risk-based asset prices.

Money market funds were no exception as several funds either “broke the buck” or suspended redemptions. The result was a run on prime money funds as investors sought to redeem their money and move into lower risk Treasury or government money funds or direct government securities. The flight to quality caused the yield on these short-term government securities to drop precipitously while the market for commercial paper and other short-term bank funding evaporated. Asset-backed commercial paper (“ABCP”), which is viewed by the market and the Fed as a safe-haven, was the exception as the Fed agreed to buy back ABCP from money market mutual funds at their cost in order to provide liquidity for the funds to meet the redemptions.

Due to extreme risks in the market we chose to focus on increasing liquidity and reducing risk in the Fund and not on maximizing yield. Daily liquidity was increased from approximately 7% as of June 30, 2008 to over 21% as of September 30, 2008. The increase in daily liquidity was accomplished by investing the proceeds of maturing credit-risk issues into overnight repurchase agreements, instead of the normal practice of buying new securities of those issuers or similar credits out in longer maturities. In addition to the increase in daily liquidity, the Fund maintained an overweight exposure to ABCP at 35% and held an 8% U.S. Government agency exposure. These changes allowed us to reduce credit exposure and risk over the period.

Current Outlook & Strategy: We think the recent actions taken by the Fed, the U.S. Treasury and central banks globally will unfreeze inter-bank lending and ultimately lending to corporations and consumers. We believe the government will continue to play a major role in providing short-term funding via the discount window, the various auction facilities, the ABCP purchase program or the new commercial paper purchase program. We expect LIBOR and rates for money market securities to decline over the near term.

We believe money market funds in general should slowly resume buying the commercial paper and CDs of the top-tier issuers that they recently stopped funding. We expect that ABCP with maturities of January 31, 2009 or shorter and repurchase agreements will continue to be the primary Fund holdings in the near-term, as the short-term funding markets attempt to return to normalcy. This is likely to be a slow process. Recent developments do not guarantee it, but we believe a return to normalcy has become more likely. We are taking a cautious approach with the Fund. We want to be sure that the recent central bank actions will translate into actual improved market conditions and lending before increasing our exposure to the large, top-tier banks that have received the backing of their central banks and governments. Liquidity and low risk are still our primary objectives, with yield taking either a back seat or waiting for the next train.

Principal Risk Factors: Please see the “Notes to Financial Statements” section for information regarding the Fund’s participation in the U.S. Treasury Department’s Temporary Guarantee Program for money market funds and the Capital Support Agreement that the Fund has entered into.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Fund may differ from that presented for other ING Funds.

The views expressed in this report reflect those of the portfolio managers only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

4

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including reinvested dividends, or other distributions, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2008 to September 30, 2008. The Fund’s expenses are shown without the imposition of any charges. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical (5% Return Before Expenses),” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as, redemption fees, or exchange fees. Therefore, the hypothetical line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2008	Ending Account Value September 30, 2008	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2008*
Actual Fund Return	$1,000.00	$1,009.30	0.95%	$4.79
Hypothetical (5% Return Before Expenses)	1,000.00	1,020.31	0.95%	4.81

*	Expenses are equal to the Fund’s annualized net expense ratio of 0.95%; multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

5

STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2008 (UNAUDITED)

ASSETS:
Short-term investments at amortized cost	$369,659,640
Repurchase agreements	64,623,000
Cash	86,408
Receivables:
Fund shares sold	468
Dividends and interest	945,031
Prepaid expenses	21,729
Reimbursement due from manager	50,833

Total assets	435,387,109

LIABILITIES:
Payable for fund shares redeemed	3,428,352
Payable to affiliates	338,229
Payable for director fees	6,471
Other accrued expenses and liabilities	72,298

Total liabilities	3,845,350

NET ASSETS (equivalent to $1.00 per share on 431,502,112 shares outstanding)	$431,541,759

NET ASSETS WERE COMPRISED OF:
Paid-in capital—shares of beneficial interest at $0.001 par value (1 billion shares authorized)	$431,500,181
Undistributed net investment income	794
Accumulated net realized gain on investments	40,784

NET ASSETS	$431,541,759

See Accompanying Notes to Financial Statements

6

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)

INVESTMENT INCOME:
Interest	$6,227,429

Total investment income	6,227,429

EXPENSES:
Investment management fees	443,254
Distribution and service fees	1,440,560
Transfer agent fees	111,371
Administrative service fees	177,301
Shareholder reporting expense	103,400
Registration fees	12,038
Professional fees	41,263
Custody and accounting expense	35,385
Directors fees	20,091
Miscellaneous expense	10,837

Total expenses	2,395,500
Net waived and reimbursed fees	(289,659)

Net expenses	2,105,841

Net investment income	4,121,588

REALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	6,480

Increase in net assets resulting from operations	$4,128,068

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Six Months Ended September 30, 2008	Year Ended March 31, 2008
FROM OPERATIONS:
Net investment income	$4,121,588	$16,598,890
Net realized gain on investments and reimbursement from affiliate	6,480	205,263

Increase in net assets resulting from operations	4,128,068	16,804,153

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(4,121,556)	(16,598,956)

Total distributions	(4,121,556)	(16,598,956)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	130,385,732	344,227,620
Reinvestment of distributions	4,121,556	16,598,956

	134,507,288	360,826,576
Cost of shares redeemed	(198,215,889)	(221,176,042)

Net increase (decrease) in net assets resulting from capital share transactions	(63,708,601)	139,650,534

Net increase (decrease) in net assets	(63,702,089)	139,855,731

NET ASSETS:
Beginning of period	495,243,848	355,388,117

End of period	$431,541,759	$495,243,848

Undistributed net investment income at end of period	$794	$762

See Accompanying Notes to Financial Statements

8

BROKERAGE CASH RESERVES (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended September 30, 2008		Year Ended March 31,
			2008		2007		2006		2005		2004
Per Share Operating Performance:
Net asset value, beginning of period	$1.00		1.00		1.00		1.00		1.00		1.00
Income (loss) from investment operations:
Net investment income	$0.01		0.04		0.04		0.03		0.01		0.00	*
Net realized gain (loss) on investments	$0.00	*	0.00	*	0.00	*	0.00	*	(0.00	)*	(0.00	)*
Total from investment operations	$0.01		0.04		0.04		0.03		0.01		0.00	*
Less distributions from:
Net investment income	$0.01		0.04		0.04		0.03		0.01		0.00	*
Total distributions	$0.01		0.04		0.04		0.03		0.01		0.00	*
Net asset value, end of period	$1.00		1.00		1.00		1.00		1.00		1.00
Total Return(1)%	0.93		4.20	†	4.44	†	2.89	†	0.84	†	0.25	†
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$431,542		495,244		355,388		322,077		309,961		309,864
Ratios to average net assets:
Gross expenses prior to expense waiver(2)	$1.08		1.05		1.04		1.05		1.04		1.06
Net expenses after expense waiver(2)(3)	$0.95		0.95		0.95		0.95		0.95		0.95
Net investment income after expense waiver(2)(3)	$1.86		4.07		4.36		2.85		0.84		0.25
(1)	Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)

The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses), subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Amount is less than $0.005 or more than ($0.005).
†	There was no impact on total return by the reimbursement from affiliate for investment transaction losses.

See Accompanying Notes to Financial Statements

9

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2008 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. ING Series Fund, Inc. (the “Company”) was incorporated under the laws of Maryland on June 17, 1991 and is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as an open-end management investment company. There are sixteen active separate series which comprise the Company. This report is for Brokerage Cash Reserves (the “Fund”), a diversified series of the Company.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.	Security Valuation. The Fund uses the amortized cost method to value its portfolio securities, which approximates market value. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of a security.

Effective for fiscal years beginning after November 15, 2007, Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Portfolio of Investments.

B.	Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Premium amortization and discount accretion are determined by the effective yield method.

C.	Distributions to Shareholders. A distribution from net income of the Fund is declared each business day at 2:00 p.m. (Eastern time) and is paid immediately thereafter pro rata to shareholders of record via automatic investment in additional full and fractional shares in each shareholder’s account at the close of business. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs. Capital gains distributions, if any, are paid on an annual basis in December. To comply with federal tax regulations, the Fund may also pay an additional capital gains distribution, usually in June. The Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D.	Federal Income Taxes. It is the policy of the Fund to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.

Repurchase Agreements. The Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the

10

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. The Fund will receive, as collateral, securities acceptable to it whose market value is equal to at least 100% of the amount being invested by the Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

G.	Illiquid and Restricted Securities. The Fund may not invest more than 10% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. The Fund may also invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended, (“1933 Act”) or are securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be deemed to be illiquid because they may not be readily marketable or may be considered liquid pursuant to procedures adopted by the Board of Directors (“Board”).

H.	Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

ING Investments, LLC (“ING Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the investment adviser to the Fund. The Investment Adviser serves pursuant to an amended investment management agreement (“Management Agreement”) between the Investment Adviser and the Company, on behalf of the Fund. The Management Agreement compensates the Investment Adviser with a fee based on the Fund’s average daily net assets at the following rates: 0.20% for the first $1 billion, 0.19% of the next $2 billion and 0.18% in excess of $3 billion. ING Investment Management Co. (“ING IM”), a Connecticut corporation, serves as the sub-adviser to the Fund. The Investment Adviser has entered into a sub-advisory agreement with ING IM. ING IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations, subject to oversight by the Investment Adviser and the Board.

Pursuant to an administration agreement, ING Funds Services, LLC (“IFS”) acts as administrator and provides certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive from the Fund a fee at an annual rate of 0.08% of its average daily net assets.

ING Funds Distributor, LLC (the “Distributor” or “IFD”) is the principal underwriter of the Fund. The Distributor, IFS, ING Investments and ING IM are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 75 million private, corporate and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.

NOTE 4 — DISTRIBUTION AND SERVICE FEES

The Fund has adopted an Amended and Restated Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution of the Fund’s shares (“Distribution Fees”). Pursuant to the 12b-1 Plan, the Distributor is entitled to a payment each month for the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service

11

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 4 — DISTRIBUTION AND SERVICE FEES (continued)

Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plan, the Fund pays the Distributor a Distribution and Service Fee of 0.65% of the average daily net assets of the Fund.

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At September 30, 2008, the Fund had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities (see Notes 3 and 4):

Accrued Management Fees	Accrued Administrative Fees	Accrued Shareholder Services and Distribution Fees	Total
$72,738	$29,095	$236,396	$338,229

During the six months ended September 30, 2008, there were no voluntary reimbursements from ING Investments for investment transaction losses which occurred in prior years.

The Company has adopted a Deferred Compensation Plan and a Retirement Policy (the “Plans”), which allow eligible non-affiliated directors as described in the Plans to defer the receipt of all or a portion of the directors fees payable. The deferred fees are invested in various funds advised by ING Investments until distribution in accordance with the Plans.

On September 16, 2008, the Fund obtained a commitment from the Adviser that an affiliate of ING Groep will provide capital support with respect to certain of its portfolio holdings. The Fund entered into a Capital Support Agreement (“Agreement”) with ING America Insurance Holdings, Inc., a Delaware corporation (“Capital Support Provider” or “CSP”). The Agreement establishes certain circumstances (“Contribution Event”) where the CSP is obligated to make a cash contribution (“Capital Contribution”) to the Fund in an amount sufficient for the Fund to maintain its market-based net asset value per share (“NAV”) at no less than $0.9950. The maximum amount that the CSP would be required to contribute under the Agreement is an amount equal to the outstanding principal balance of certain notes (American General Finance Corp.) (“Notes”) held by the Fund as a portfolio security on the date of the Contribution Event.

The obligation of the CSP to make Capital Contributions under the Agreement terminates upon the earlier to occur: (i) of the repayment in full, in cash, of all the Notes; (ii) the CSP having made Capital Contributions, in the aggregate, equal to the maximum contribution amount and; (iii) so long as the CSP is not in default with respect to its obligations arising under the Agreement, January 12, 2009 (“Termination Date”).

In addition, a Fund will sell the Notes: (i) within fifteen (15) calendar days following any change in the CSP’s short-term credit ratings such that the CSP’s short-term obligations no longer qualify as “First Tier Securities,” (as defined in Rule 2a-7); or (ii) on the business day immediately prior to the Termination Date, provided that the Fund shall not be required to complete any such sale if (A) the amount the Fund expects to receive on such sale date would not result in a loss or the payment of a Capital Contribution, or (B) with respect to an event described above in the first sentence of this paragraph, if the CSP substitutes an obligation or credit support that satisfies the requirement of a First Tier Security within fifteen (15) calendar days from the occurrence of such event and during that 15-day period the CSP’s obligations qualify as “Second Tier Securities” (as defined in Rule 2a-7).

In the event that the Fund receives a Capital Contribution from the CSP with respect to the Notes and subsequently receives additional payments from, or on behalf of, the Issuer in respect of the Notes, the Fund shall repay the CSP the lesser of the amount of the Capital Contribution or the amount of such subsequent payments, provided that in no event shall such repayment to the CSP cause a Fund’s NAV per share to fall below $0.9950.

NOTE 6 — EXPENSE LIMITATIONS

The Investment Adviser has agreed to limit expenses (“Expense Limitation Agreement”), excluding interest, taxes, brokerage and extraordinary expenses (and acquired fund fees and expenses) to 0.95% of the Fund’s average daily net assets. The Investment Adviser may at a later date recoup from the Fund for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations for the Fund. Amounts payable by the Investment Adviser are

12

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 6 — EXPENSE LIMITATIONS (continued)

reflected on the accompanying Statement of Assets and Liabilities. Actual expense ratios are included in the Financial Highlights. As of September 30, 2008, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

September 30,
2009	2010	2011	Total
$319,292	$326,397	$525,011	$1,170,700

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments or the Company provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term or upon termination of the Management Agreement.

NOTE 7 — LINE OF CREDIT

The Fund, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (“Credit Agreement”) with Citibank, N.A. for an aggregate amount of $100,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the funds; and (3) enable the funds to meet other emergency expenses as defined in the Credit Agreement. The funds to which the line of credit is available pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount. The Fund will pay its pro rata share of both the agent and commitment fee. Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. During the six months ended September 30, 2008 the Fund did not have any loans outstanding under the line of credit.

NOTE 8 — CAPITAL SHARE TRANSACTIONS

Transactions in capital shares and dollars were as follows:

	Six Months Ended September 30, 2008	Year Ended March 31, 2008
Number of Shares
Shares sold	130,385,732	344,227,620
Dividends reinvested	4,121,556	16,598,956
Shares redeemed	(198,215,889)	(221,176,042)

Net increase (decrease) in shares outstanding	(63,708,601)	139,650,534

$
Shares sold	$130,385,732	$344,227,620
Dividends reinvested	4,121,556	16,598,956
Shares redeemed	(198,215,889)	(221,176,042)

Net increase (decrease)	$(63,708,601)	$139,650,534

NOTE 9 — CONCENTRATION OF INVESTMENT RISKS

Foreign Securities. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies.

Corporate Debt Securities. Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates decline, the value of the Fund’s debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

13

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends to shareholders from ordinary income were $4,121,556 for the six months ended September 30, 2008, and $16,598,956 for the year ended March 31, 2008.

The tax-basis components of distributable earnings as of March 31, 2008 were:

Undistributed Ordinary Income
$35,066

The Fund’s major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2003.

NOTE 11 — ILLIQUID SECURITIES

The Fund may invest up to 10% of its net assets in illiquid securities. Pursuant to guidelines adopted by the Fund’s Board, the following securities have been deemed to be illiquid.

Security	Principal Amount	Initial Acquisition Date	Cost	Value	Percent of Net Assets
American General Finance Corp., 1.470%, due 10/02/08	$7,000,000	09/09/08	$6,999,429	$6,999,429	1.6%
American General Finance Corp., 4.309%, due 01/09/09	1,000,000	01/16/08	999,078	999,078	0.2%
Goldman Sachs Group, Inc., 3.250%, due 12/23/08	1,700,000	12/07/07	1,697,220	1,697,220	0.4%
Morgan Stanley, 3.228%, due 11/21/08	3,050,000	10/23/07	3,049,282	3,049,282	0.7%

					2.9%

NOTE 12 — SUBSEQUENT EVENTS

Dividends. Subsequent to September 30, 2008, the Fund declared dividends from net investment income of:

Per Share Amount	Payable Date	Record Date
$0.0014	October 31, 2008	Daily

The U.S. Treasury Department has notified the Fund that it has been accepted to participate in the U.S. Treasury Temporary Guarantee Program for Money Market Funds (the “Program”). The Program guarantees shareholders of the Fund the lesser of: (1) the number of shares owned on September 19, 2008 multiplied by $1.00; or (2) the number of shares owned as of the time the Treasury’s obligation under the Program is triggered multiplied by $1.00. The Treasury’s obligation under the Program is triggered if a Fund’s net asset value per share falls below $0.995 and certain conditions are met including the liquidation of the Fund.

Coverage under the Program is limited to persons who were shareholders of the Fund as of the close of business on September 19, 2008. Any increase in the number of shares held in an account after the close of business on September 19, 2008 will not be guaranteed. If the number of shares held in an account fluctuates (even if the number of shares held in an account is reduced to zero), shareholders will be covered for the lesser of the number of shares held as of the close of business on September 19, 2008 or the number of shares held at the time the Treasury’s obligation under the Program is triggered. If a shareholder closes his/her account with the Fund or broker-dealer, any future investment in the Fund will not be guaranteed.

The Fund paid to participate in the Program for the initial three-month period, which will expire on December 18, 2008. The fee of $44,101 was 0.01% of the Fund’s net asset value on September 19, 2008 (the

14

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 12 — SUBSEQUENT EVENTS (continued)

“Program Participation Payment”). The Board has determined that the Program Participation Payment is an extraordinary expense that will not be subject to any expense limitation agreement currently in effect for the Fund.

On October 2, 2008, American General Finance Corp. commercial paper held by the Fund matured at par of $7,000,000. That commercial paper was one of two positions held by the Fund in American General Finance Corp. Since the commercial paper was paid in full upon maturity, ING America Insurance Holdings, Inc. was not required to make a capital contribution pursuant to the Capital Support Agreement described in Note 5, Other Transactions with Affiliates and Related Parties. The Fund continues to hold American General Finance Corp. $1,000,000 principal corporate note, which is scheduled to mature on January 9, 2009.

On October 19, 2008, ING Groep announced that it reached an agreement with the Dutch government to strengthen its capital position, creating a strong buffer to navigate the current market and economic environment. ING will issue non-voting core Tier-1 securities for a total consideration of EUR 10 billion to the Dutch State. The transaction boosts ING Bank’s core Tier-1 ratio, strengthens the insurance balance sheet and reduces ING Group’s Debt/Equity ratio.

NOTE 13 — OTHER ACCOUNTING PRONOUNCEMENTS

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk- related contingent features of derivative instruments. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of September 30, 2008, management of the Fund is currently assessing the impact of the expanded financial statement disclosures that will result from adopting SFAS No. 161.

On September 12, 2008, the FASB issued FASB Staff Position (“FSP”) No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. The FSP is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. It amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also amends FIN 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require an additional disclosure about the current status of the payment/performance risk of a guarantee. Management of the Fund is currently assessing the impact of adopting FSP No. FAS 133-1 and FIN 45-4.

15

BROKERAGE CASH RESERVES(1)	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2008 (UNAUDITED)

Principal Amount			Value

CERTIFICATES OF DEPOSIT: 4.0%
$1,500,000		American Express Bank FSB, 2.900%, due 12/11/08	$1,500,000
4,000,000		Canadian Imperial Bank of Commerce, 2.820%, due 11/21/08	4,000,056
1,000,000		Natixis, 2.890%, due 12/11/08	1,000,000
11,000,000		UBS AG, 2.980%, due 02/23/09	11,000,000

		Total Certificates of Deposit (Cost $17,500,056)	17,500,056

COMMERCIAL PAPER: 47.3%
7,000,000	I, (2)	American General Finance Corp., 1.470%, due 10/02/08	6,999,429
4,500,000		ANZ National International Ltd., 2.750%, due 12/03/08	4,478,108
4,500,000		ASB Finance Ltd., 2.680%, due 10/30/08	4,489,983
2,750,000		ASB Finance Ltd., 2.980%, due 12/01/08	2,735,974
3,500,000		Barton Capital, LLC, 1.390%, due 10/02/08	3,499,731
250,000		Barton Capital, LLC, 2.670%, due 11/05/08	249,339
6,750,000		Barton Capital, LLC, 2.700%, due 11/03/08	6,732,886
2,750,000		Barton Capital, LLC, 6.100%, due 10/01/08	2,750,000
2,000,000		BNP Paribas, 1.250%, due 10/02/08	1,999,861
1,000,000		Cafco, LLC, 2.320%, due 10/06/08	999,614
4,500,000		Cafco, LLC, 2.570%, due 10/15/08	4,495,182
2,000,000		Cafco, LLC, 2.660%, due 11/04/08	1,994,843
4,500,000		Cafco, LLC, 2.700%, due 11/05/08	4,487,906
7,500,000		Caisse Nationale des Caisses d’Epargne et de Prevoyance, 2.730%, due 11/10/08	7,476,750
1,000,000		Ciesco L.P., 2.520%, due 10/24/08	998,326
7,500,000		Ciesco L.P., 2.570%, due 10/15/08	7,491,948
500,000	#	Ciesco L.P., 2.640%, due 10/20/08	499,269
3,000,000		Ciesco L.P., 2.710%, due 11/03/08	2,992,355
3,250,000		Ciesco L.P., 2.720%, due 11/04/08	3,241,448
2,000,000	#	Concord Minutemen Capital Co., LLC, 2.820%, due 10/22/08	1,996,558
3,000,000		Concord Minutemen Capital Co., LLC, 2.890%, due 11/04/08	2,991,585

Principal Amount			Value

COMMERCIAL PAPER: (continued)
$5,000,000		Concord Minutemen Capital Co., LLC, 3.000%, due 12/09/08	$4,970,963
3,000,000	#	Concord Minutemen Capital Co., LLC, 6.001%, due 10/01/08	3,000,000
1,500,000	#	Crown Point Capital Co., 2.810%, due 10/21/08	1,497,542
2,500,000	#	Crown Point Capital Co., 2.890%, due 11/04/08	2,492,988
4,250,000	#	Crown Point Capital Co., 2.950%, due 12/09/08	4,225,630
6,000,000	#	Crown Point Capital Co., 3.020%, due 10/01/08	6,000,000
2,000,000		Edison Asset Securitization, LLC, 2.230%, due 10/08/08	1,999,008
5,500,000	#	Jupiter Securities Co., LLC, 2.420%, due 10/09/08	5,496,676
4,500,000		Jupiter Securities Co., LLC, 2.700%, due 12/04/08	4,478,160
3,000,000		Jupiter Securities Co., LLC, 5.501%, due 10/01/08	3,000,000
2,600,000		Louis Dreyfus Corp., 1.720%, due 10/03/08	2,599,628
3,000,000		Natexis Banq US Financial Co., 2.810%, due 10/21/08	2,995,083
5,250,000		Natexis Banq US Financial Co., 2.830%, due 11/24/08	5,227,399
2,000,000	#	Old Line Funding, LLC, 1.330%, due 10/02/08	1,999,850
1,500,000		Old Line Funding, LLC, 2.580%, due 10/15/08	1,498,390
1,000,000	#	Old Line Funding, LLC, 2.640%, due 10/20/08	998,538
1,000,000		Old Line Funding, LLC, 2.690%, due 11/03/08	997,479
3,000,000		Old Line Funding, LLC, 2.710%, due 11/04/08	2,992,123
1,000,000		Old Line Funding, LLC, 2.720%, due 11/14/08	996,614
1,500,000		Old Line Funding, LLC, 2.720%, due 12/01/08	1,493,010
2,750,000	#	Old Line Funding, LLC, 2.750%, due 10/01/08	2,750,000
4,000,000	#	Park Avenue, 1.330%, due 10/02/08	3,999,706
4,250,000	#	Park Avenue, 2.420%, due 10/09/08	4,247,431
1,500,000		Park Avenue, 2.470%, due 10/16/08	1,498,356
1,000,000		Park Avenue, 2.680%, due 12/01/08	995,408
3,000,000		Park Avenue, 2.680%, due 12/04/08	2,985,582
3,500,000		Societe Generale, 2.730%, due 11/06/08	3,490,200
2,000,000	#	Thunder Bay Funding, LLC, 2.590%, due 10/15/08	1,997,846
5,000,000		Thunder Bay Funding, LLC, 2.700%, due 11/05/08	4,986,486

See Accompanying Notes to Financial Statements

16

BROKERAGE CASH RESERVES(1)	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value

COMMERCIAL PAPER: (continued)
$1,000,000	#	Thunder Bay Funding, LLC, 2.730%, due 11/07/08	$997,122
4,000,000		Thunder Bay Funding, LLC, 2.740%, due 12/01/08	3,981,226
4,250,000	#	Thunder Bay Funding, LLC, 2.780%, due 10/01/08	4,250,000
6,450,000		Tulip Funding Corp., 2.670%, due 10/23/08	6,439,032
3,250,000		Tulip Funding Corp., 2.730%, due 11/12/08	3,239,421
2,750,000		Tulip Funding Corp., 2.760%, due 11/20/08	2,739,306
2,300,000		Windmill Funding Corp., 2.530%, due 10/14/08	2,297,741
2,300,000		Windmill Funding Corp., 2.610%, due 10/21/08	2,296,499
1,400,000		Windmill Funding Corp., 2.660%, due 10/28/08	1,397,113
1,000,000		Windmill Funding Corp., 2.700%, due 11/05/08	997,307
2,250,000		Windmill Funding Corp., 2.710%, due 11/03/08	2,244,266
1,500,000		Windmill Funding Corp., 2.740%, due 10/01/08	1,500,000
2,500,000	#	Yorktown Capital, LLC, 1.360%, due 10/02/08	2,499,812
432,000	#	Yorktown Capital, LLC, 2.620%, due 10/20/08	431,373
6,500,000		Yorktown Capital, LLC, 2.660%, due 11/03/08	6,483,734
3,000,000		Yorktown Capital, LLC, 2.720%, due 12/01/08	2,986,021

		Total Commercial Paper (Cost $204,291,164)	204,291,164

CORPORATE BONDS/NOTES: 26.7%
3,300,000		American Express Bank FSB, 2.498%, due 10/16/08	3,299,723
750,000		American Express Bank FSB, 3.899%, due 11/24/08	748,860
2,000,000		American Express Centurion Bank, 4.310%, due 11/07/08	1,998,909
1,000,000	I,(2)	American General Finance Corp., 4.309%, due 01/09/09	999,078
1,000,000	#	American Honda Finance Corp., 2.812%, due 11/07/08	999,870
2,250,000	#	American Honda Finance Corp., 2.874%, due 03/09/09	2,249,103
1,000,000	#	American Honda Finance Corp., 3.850%, due 11/06/08	998,782
250,000	#	American Honda Finance Corp., 4.500%, due 05/26/09	252,092
6,250,000	@@, #	Australia & New Zealand Banking Group Ltd., 3.021%, due 09/02/09	6,250,000
2,000,000		Bank of America Corp., 5.875%, due 02/15/09	2,018,495

Principal Amount			Value

CORPORATE BONDS/NOTES: (continued)
$1,500,000		Bank of America NA, 2.497%, due 06/12/09	$1,498,216
500,000		Bank of America NA, 2.748%, due 12/18/08	499,818
3,750,000	#, C	Bank of America NA, 4.350%, due 09/03/09	3,750,000
3,500,000	@@, #	Bank of Scotland PLC, 3.550%, due 12/01/08	3,502,613
4,000,000	@@	BNP Paribas, 3.014%, due 08/13/09	4,000,000
5,000,000		Citigroup Funding, Inc., 2.110%, due 10/03/08	4,999,882
500,000		Citigroup Funding, Inc., 2.991%, due 03/02/09	499,432
800,000		Citigroup, Inc., 2.836%, due 01/30/09	798,626
2,500,000		Citigroup, Inc., 3.625%, due 02/09/09	2,500,754
6,500,000	@@, #	Commonwealth Bank of Australia, 2.816%, due 12/18/08	6,498,888
4,800,000		Credit Suisse First Boston USA, Inc., 2.944%, due 12/09/08	4,799,607
2,250,000		Credit Suisse First Boston USA, Inc., 3.875%, due 01/15/09	2,249,684
750,000	@@	Credit Suisse New York, 3.719%, due 03/27/09	748,175
2,000,000	@@	Deutsche Bank AG, 3.839%, due 11/26/08	1,998,431
2,000,000	@@	Deutsche Bank AG, 4.093%, due 01/09/09	1,998,480
1,000,000		General Electric Capital Corp., 2.170%, due 01/27/09	997,928
1,000,000		General Electric Capital Corp., 4.625%, due 09/15/09	1,014,746
1,000,000		General Electric Co., 2.854%, due 12/09/08	999,930
1,700,000	I	Goldman Sachs Group, Inc., 3.250%, due 12/23/08	1,697,220
1,500,000		JPMorgan Chase & Co., 3.479%, due 06/26/09	1,498,058
1,500,000		JPMorgan Chase & Co., 3.500%, due 03/15/09	1,502,232
1,650,000		Merrill Lynch & Co., Inc., 2.839%, due 10/23/08	1,649,760
1,000,000		Merrill Lynch & Co., Inc., 4.831%, due 10/27/08	999,867
3,050,000	I	Morgan Stanley, 3.228%, due 11/21/08	3,049,282
750,000	@@, #	Rabobank Nederland NV, 4.208%, due 04/06/09	749,817
700,000	@@, #	Santander U.S. Debt SA Unipersonal, 2.846%, due 10/21/08	699,998
3,000,000	@@, #	Societe Generale, 3.285%, due 09/04/09	3,000,000
1,000,000		SunTrust Bank, 4.000%, due 10/15/08	999,575
4,000,000		Toyota Motor Credit Corp., 2.060%, due 10/20/08	3,998,771

See Accompanying Notes to Financial Statements

17

BROKERAGE CASH RESERVES(1)	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

Principal Amount			Value

CORPORATE BONDS/NOTES: (continued)
$3,100,000		Toyota Motor Credit Corp., 2.410%, due 07/10/09	$3,100,000
3,700,000		Toyota Motor Credit Corp., 2.507%, due 10/06/08	3,700,030
3,250,000		Toyota Motor Credit Corp., 2.537%, due 01/12/09	3,250,296
1,000,000		Toyota Motor Credit Corp., 2.739%, due 01/23/09	1,000,000
1,000,000		US Bancorp., 3.739%, due 04/28/09	999,081
6,500,000		US Bank NA, 2.912%, due 08/24/09	6,500,000
2,457,000		Wachovia Bank NA, 2.070%, due 10/03/08	2,456,913
500,000		Wachovia Bank NA, 2.110%, due 02/23/09	498,716
1,600,000		Wachovia Bank NA, 2.998%, due 01/12/09	1,600,633
700,000		Wachovia Corp., 3.759%, due 10/28/08	699,977
1,750,000		Wal-Mart Stores, Inc., 3.375%, due 10/01/08	1,750,000
2,750,000		Wells Fargo & Co., 3.552%, due 05/01/09	2,750,808
3,750,000	@@, #	Westpac Banking Corp., 3.033%, due 07/03/09	3,750,000

		Total Corporate Bonds/Notes (Cost $115,071,156)	115,071,156

U.S. GOVERNMENT AGENCY OBLIGATIONS: 7.6%
7,500,000		Federal Home Loan Bank, 2.200%, due 04/01/09	7,496,541
17,800,000		Federal Home Loan Bank, 2.250%, due 03/13/09	17,800,723
7,500,000		Federal Home Loan Bank, 2.310%, due 04/07/09	7,500,000

		Total U.S. Government Agency Obligations (Cost $32,797,264)	32,797,264

REPURCHASE AGREEMENTS: 15.0%
$35,000,000		Deutsche Bank Repurchase Agreement dated 09/30/08, 1.429%, due 10/01/08, $35,001,389 to be received upon repurchase (Collateralized by $34,410,000 various U.S. Government Agency Obligations, 4.230%-4.875%, Market Value plus accrued interest $35,705,133, due 05/13/13 -05/17/17)	35,000,000

Principal Amount			Value
$29,623,000	Morgan Stanley Repurchase Agreement dated 09/30/08, 1.500%, due 10/01/08, $29,624,234 to be received upon repurchase (Collateralized by $28,990,000 Federal Home Loan Mortgage Corporation, 5.700%, Market Value plus accrued interest $30,217,243, due 10/02/17)		$29,623,000

	Total Repurchase Agreements (Cost $ 64,623,000)		64,623,000

	Total Investments in Securities (Cost $ 434,282,640)*	100.6%	$434,282,640
	Other Assets and Liabilities - Net	(0.6)	(2,740,881)

	Net Assets	100.0%	$431,541,759

(1)	All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.
(2)	ING America Insurance Holdings, Inc. (“AIH”) has entered into a Capital Support Agreement with the Fund which provides that AIH will contribute capital to the Fund, up to a specified maximum amount, to maintain a net asset value per share of not less than $0.9950, subject to certain conditions and restrictions. As of September 30, 2008, the Fund held two positions in American General Finance Corp. which are covered by the terms of the CSA.
@@	Foreign Issuer.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Fund’s Board of Directors.
C	Bond may be called prior to maturity date.
I	Illiquid security.
*	Cost for federal income tax purposes is the same as for financial statement purposes.

See Accompanying Notes to Financial Statements

18

BROKERAGE CASH RESERVES	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

The following table summarizes the inputs used as of September 30, 2008 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$—	$—
Level 2 — Other Significant Observable Inputs	434,282,640	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$434,282,640	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act (see Note 2). The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*	Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

See Accompanying Notes to Financial Statements

19

Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Transfer Agent

DST Systems, Inc.

330 West 9th Street

Kansas City, Missouri 64105

Custodian

The Bank of New York Mellon Corporation

One Wall Street

New York, New York 10286

Legal Counsel

Goodwin Procter LLP

Exchange Place

53 State Street

Boston, Massachusetts 02109

For more complete information, or to obtain a prospectus on any ING fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

PRSAR-BCR	(0908-111808)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: December 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: December 4, 2008

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: December 4, 2008